Loans Due From Third Parties (Tables)	12 Months Ended
Jun. 30, 2022
Loans Due From Third Parties Table [Abstract]
Schedule of loans due from third parties
	June 30, 2022	June 30, 2021
Golden Mountain Solution Inc.	18,600,000	-
Golden Bridge Solution Inc.	3,822,785	-
Xie Juan	500,000	-
Wei Yuzhog	500,000	-
Golden Tree Inc.	100,000	-
Qingdao Gangganghao Technology Co., Ltd.	-	3,623,076
Qingdao Honghuanglv Media Co., Ltd.	-	619,329
Qingdao Xiaohuangbei Technology Co., Ltd.	-	4,722,386
Qingdao Dabutong Network Technology Co., Ltd.	-	3,337,140
Hunan Peiyuan Media Co., Ltd.	3,000,000	3,000,000
Li Xian	1,000,000	1,000,000
Lu Hongwen	714,027	714,027
	$28,236,812	$17,015,958